Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Summary of Other Financial Assets and Liabilities

11(a)Other financial assets and liabilities

	As of December 31,
	2021	2020
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,929	2,271
	2,929	2,271
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	249	—
	249	—

Summary of Interest-bearing Loans and Borrowings

	As of December 31,
	2021				2020
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Interest-bearing loans and borrowings
Bank loans (including bank overdrafts US$1,995 in 2021)	3.07	Mar. 2044	AUD$7,458	5,410	3.07	Mar. 2045	AUD$4,883	3,764
Bank loans	3.85~4.53	Jul . 2022	RMB$41,751	6,552	4.50 ~ 4.90	Jun. 2021	RMB$17,800	2,736
Trust receipt	0.7~3.3	Jun. 2022	THB$1,648,835	49,729	0.9 ~ 1.0	Mar. 2021	THB$74,176	2,488
Bank loan (Trust receipt in 2020)	1.98	Dec. 2022	SGD$5,000	3,696	2.32	Apr. 2021	SGD$6,332	4,793
Total				65,387				13,781

Foreign Currency Forward Contracts

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2021		2020
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	249	—	—	—

Comparison of Carrying Amounts and Fair Value of Financial Instruments

Set out below is a comparison of the carrying amounts and fair value of our Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Financial assets at amortized cost
Cash and cash equivalents	44,507	52,237	44,507	52,237
Financial assets at fair value at fair value through profit	249	—	249	—
Trade receivables	103,564	82,071	103,564	82,071
Other receivables	2,648	6,192	2,648	6,192
Due from related parties	13,965	10,982	13,965	10,982
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,929	2,271	2,929	2,271
Financial assets at amortized cost
Long-term bank deposits*	1,725	1,879	1,725	1,879
Total	169,587	155,632	169,587	155,632

Financial liabilities-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	62,083	10,131	62,083	10,131
Trade and other payables	44,784	27,370	44,784	27,370
Due to related parties	11,865	10,620	11,865	10,620
Accruals	23,374	21,361	23,374	21,361
Lease liabilities	571	551	571	551
Financial liabilities-non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,304	3,650	3,304	3,650
Lease liabilities	1,916	1,783	1,916	1,783
Total	147,897	75,466	147,897	75,466
* included in other non-current assets
(i)	Methods and assumptions used to estimate fair value

Description of Significant Unobservable Inputs to Valuation
(ii)	Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2021 and 2020)	Sensitivity of the input to fair value
				2021	2020
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $209	5% decrease in the discount would increase in fair value by $162

Significant unobservable inputs (Level 3) [Member] | Equity instrument as financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Instruments [Line Items]
Fair Value of Assets

Our Company carries the equity instrument as financial assets at fair value through other comprehensive income classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2021	2020
	US$’000	US$’000
At January 1	2,271	4,062
Re-measurement financial assets to fair value, recognized in other comprehensive income/(loss)	734	(1,789)
Exchange difference on translation	(76)	(2)
At December 31	2,929	2,271